Offerings - Offering: 1	May 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, $0.10 par value per share
Amount Registered | shares	12,585,149
Proposed Maximum Offering Price per Unit	13.93
Maximum Aggregate Offering Price	$ 175,311,125.57
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,210.47
Offering Note
(a) This Registration Statement on Form S-8 (the Registration Statement) covers 12,585,149 common shares, par value $0.10, of the Registrant (the Common Shares) reserved and available for delivery with respect to awards under the Cushman & Wakefield Ltd. 2026 Omnibus Share and Cash Incentive Plan (the Plan).

(b) Filing fee is estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act of 1933, as amended (the Securities Act), based on the average of the high ($14.20) and low ($13.65) prices of the Common Shares as reported on the New York Stock Exchange on May 11, 2026.
(c) Pursuant to Rule 416(a) of the Securities Act, this Registration Statement shall also cover any additional Common Shares that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the outstanding Common Shares of the Registrant.